Related parties - Transactions with related entities that affected results (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Demurrage				$ 524
Reimbursement				76
Total revenues				600
Expenses
Supplies		$ 55	$ 9	44
Sociedad Minera Cerro Verde S.A.A. [Member]
Revenues
Supplies		768
Demurrage		226	688
Reimbursement			491
Total revenues		994	1,179
Expenses
Reimbursement of information technology services		15,900	11,533	11,836
Commissions		7,801	8,953	8,292
Stock-based compensation (a)	[1]	2,259	1,560	1,174
Management fee		2,159	2,923	2,743
Supplies		492	908	1,133
Fixed assets and spare parts				14,265
Total expenses		$ 28,611	$ 25,877	$ 39,443

[1]	As indicated in the table above, during 2020, 2019 and 2018 stock-based compensation expense totaled US$2.3 million, US$1.6 million and US$1.2 million and the related payments/vesting totaled US$0.8 million, US$0.4 million and US$0.5